Intangible assets - Summary of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization charge for the year	€ 63,718	€ 69,076	€ 55,347
Impairment charge for the year	28,500
Staff expenses	183,132	195,925	192,905
Intangible Asset Other than Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	586,558	448,412
Arising in business combinations		148,028
Disposals	145,115	28,688
Transfer from WIP		0
Additions	73,240	49,396
Transfer to assets held for sale		(27,793)
Effects of movements in exchange rates	10,317	(2,797)
Ending balance	525,000	586,558	448,412
Intangible Asset Other than Goodwill | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(298,248)	(222,183)
Amortization charge for the year	63,718	69,076
Disposals	(136,905)	(26,951)
Transfer to assets held for sale		(1,407)
Impairment charge for the year	35,530	36,293
Effects of movements in exchange rates	3,421	(946)
Ending balance	(264,012)	(298,248)	(222,183)
Intangible Asset Other than Goodwill | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	288,310
Ending balance	260,988	288,310
Intangible Asset Other than Goodwill | Customer databases | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	41,679	39,675
Arising in business combinations		5,733
Disposals	9,014	0
Transfer from WIP		0
Additions	0	0
Transfer to assets held for sale		(3,913)
Effects of movements in exchange rates	634	184
Ending balance	33,299	41,679	39,675
Intangible Asset Other than Goodwill | Customer databases | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(34,831)	(25,346)
Amortization charge for the year	5,408	10,456
Disposals	(9,014)	0
Transfer to assets held for sale		(978)
Impairment charge for the year	141	0
Effects of movements in exchange rates	517	7
Ending balance	(31,883)	(34,831)	(25,346)
Intangible Asset Other than Goodwill | Customer databases | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,848
Ending balance	1,416	6,848
Intangible Asset Other than Goodwill | Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	75,634	75,393
Arising in business combinations		0
Disposals	0	0
Transfer from WIP		0
Additions	0	381
Transfer to assets held for sale		(386)
Effects of movements in exchange rates	497	246
Ending balance	76,131	75,634	75,393
Intangible Asset Other than Goodwill | Brands | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(32,404)	(24,939)
Amortization charge for the year	7,468	7,477
Disposals	0	0
Transfer to assets held for sale		(14)
Impairment charge for the year	0	0
Effects of movements in exchange rates	13	2
Ending balance	(39,885)	(32,404)	(24,939)
Intangible Asset Other than Goodwill | Brands | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	43,230
Ending balance	36,246	43,230
Intangible Asset Other than Goodwill | Licenses | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	41,272	6,328
Arising in business combinations		32,574
Disposals	17,111	890
Transfer from WIP		918
Additions	628	3,770
Transfer to assets held for sale		(249)
Effects of movements in exchange rates	1,662	(1,179)
Ending balance	26,451	41,272	6,328
Intangible Asset Other than Goodwill | Licenses | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,316)	(3,085)
Amortization charge for the year	4,816	5,043
Disposals	(15,625)	(890)
Transfer to assets held for sale		(124)
Impairment charge for the year	10,276	336
Effects of movements in exchange rates	244	(134)
Ending balance	(7,027)	(7,316)	(3,085)
Intangible Asset Other than Goodwill | Licenses | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	33,956
Ending balance	19,424	33,956
Intangible Asset Other than Goodwill | Exclusive license rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	55,000	55,000
Arising in business combinations		0
Disposals	0	0
Transfer from WIP		0
Additions	0	0
Transfer to assets held for sale		0
Effects of movements in exchange rates	0	0
Ending balance	55,000	55,000	55,000
Intangible Asset Other than Goodwill | Exclusive license rights | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(55,000)	(55,000)
Amortization charge for the year	0	0
Disposals	0	0
Transfer to assets held for sale		0
Impairment charge for the year	0	0
Effects of movements in exchange rates	0	0
Ending balance	(55,000)	(55,000)	(55,000)
Intangible Asset Other than Goodwill | Exclusive license rights | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0
Ending balance	0	0
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	128,179	128,143
Arising in business combinations		0
Disposals	79,561	0
Transfer from WIP		0
Additions	0	0
Transfer to assets held for sale		0
Effects of movements in exchange rates	72	36
Ending balance	48,690	128,179	128,143
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(99,149)	(71,382)
Amortization charge for the year	21,711	27,745
Disposals	(79,561)	0
Transfer to assets held for sale		0
Impairment charge for the year	0	0
Effects of movements in exchange rates	176	22
Ending balance	(41,475)	(99,149)	(71,382)
Intangible Asset Other than Goodwill | Marketing and data analytics know-how | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	29,030
Ending balance	7,215	29,030
Intangible Asset Other than Goodwill | Acquired technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	19,666	28,986
Arising in business combinations		21,546
Disposals	10,410	26,032
Transfer from WIP		0
Additions	0	343
Transfer to assets held for sale		(4,658)
Effects of movements in exchange rates	662	(519)
Ending balance	9,918	19,666	28,986
Intangible Asset Other than Goodwill | Acquired technology | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,010)	(26,358)
Amortization charge for the year	1,519	3,614
Disposals	(10,410)	(25,633)
Transfer to assets held for sale		(291)
Impairment charge for the year	8,860	0
Effects of movements in exchange rates	207	(38)
Ending balance	(4,186)	(4,010)	(26,358)
Intangible Asset Other than Goodwill | Acquired technology | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,656
Ending balance	5,732	15,656
Intangible Asset Other than Goodwill | Internally- generated software development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Staff expenses	18,400	19,300
Intangible Asset Other than Goodwill | Internally- generated software development costs | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	95,053	53,334
Arising in business combinations		0
Disposals	29,019	1,766
Transfer from WIP		(918)
Additions	72,612	44,902
Transfer to assets held for sale		0
Effects of movements in exchange rates	1,345	(499)
Ending balance	139,991	95,053	53,334
Intangible Asset Other than Goodwill | Internally- generated software development costs | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(30,378)	(16,073)
Amortization charge for the year	22,796	14,741
Disposals	(22,295)	(428)
Transfer to assets held for sale		0
Impairment charge for the year	9,219	8
Effects of movements in exchange rates	(161)	(16)
Ending balance	(39,937)	(30,378)	(16,073)
Intangible Asset Other than Goodwill | Internally- generated software development costs | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	64,675
Ending balance	100,054	64,675
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	130,075	61,553
Arising in business combinations		88,175
Disposals	0	0
Transfer from WIP		0
Additions	0	0
Transfer to assets held for sale		(18,587)
Effects of movements in exchange rates	5,445	(1,066)
Ending balance	135,520	130,075	61,553
Goodwill | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(35,160)	0
Amortization charge for the year	0	0
Disposals	0	0
Transfer to assets held for sale		0
Impairment charge for the year	7,034	35,949
Effects of movements in exchange rates	2,425	(789)
Ending balance	(44,619)	(35,160)	€ 0
Goodwill | Net Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	94,915
Ending balance	€ 90,901	€ 94,915